Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (45,333)	$ (39,070)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment of other long-lived assets	3,865
Depreciation and amortization	29,924	27,695
Stock-based compensation	17,364	15,182
Foreign currency transaction loss	10,318	3,311
Share in loss of associated companies	174	2,549
Revaluation of investments	2,316	(1,469)
Other non-cash items, net	168	1,152
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(11,058)	(4,272)
Inventories	(39,162)	5,772
Other current assets and prepaid expenses	5,320	(5,066)
Other non-current assets	382	2,561
Accounts payable	10,217	24,019
Other current liabilities	(20,650)	4,804
Deferred revenues	4,540	514
Deferred income taxes, net and uncertain tax positions	(1,674)	(5,574)
Other non-current liabilities	(5,620)	(3,722)
Net cash provided by (used in) operating activities	(38,909)	28,386
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired		(6,669)
Purchase of property and equipment	(7,526)	(11,358)
Investments in short-term bank deposits	(195,429)	(179,000)
Proceeds from short-term bank deposits	272,000	27,000
Purchase of intangible assets	(965)	(564)
Other investing activities	122	(85)
Investments in unconsolidated entities	(5,030)	(7,000)
Net cash provided by (used in) investing activities	63,172	(177,676)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs		218,875
Proceeds from exercise of stock options	247	3,516
Payment of contingent consideration	(1,386)
Other financing activities	275	405
Net cash provided by (used in) financing activities	(864)	222,796
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(7,413)	(1,869)
Net change in cash, cash equivalents and restricted cash	15,986	71,637
Cash, cash equivalents and restricted cash, beginning of period	243,293	272,216
Cash, cash equivalents and restricted cash, end of period	259,279	343,853
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	1,150	2,024
Transfer of fixed assets to inventory	123	252
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	255,886	343,733
Restricted cash included in other current assets	160	120
Cash balances classified as Held for sale	3,233
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 259,279	$ 343,853